As filed, via EDGAR, with the Securities and Exchange Commission on October 3, 1996
                                                             File No.: 333-09227

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  |_|      Pre-Effective Amendment No. _

                  |X|      Post-Effective Amendment No. 1
                           (check appropriate box or boxes)

                               -------------------

                                   GINTEL FUND
               (Exact Name of Registrant as Specified in Charter)

                                  203 622-6400
                        (Area Code and Telephone Number)

              6 Greenwich Office Park, Greenwich, Connecticut 06831
               (Address of Principal Executive Office) (Zip Code)

                              ---------------------

                              Stephen G. Stavrides
                             6 Greenwich Office Park
                          Greenwich, Connecticut 06831
                     (Name and address of agent for service)

                                    Copy to:
                          SUSAN J. PENRY-WILLIAMS, ESQ.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022

                               -------------------

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for Registrant's most recent fiscal year ended December 31, 1995 was filed with the Commission on February 23, 1996.

                                   GINTEL FUND
                              CROSS REFERENCE SHEET
                           ITEMS REQUIRED BY FORM N-14


PART A
 N-14

THE REGISTRANT HAS FILED THE INFORMATION REQUIRED IN THE PROSPECTUS/PROXY STATEMENT IN THE DEFINITIVE FILING OF ITS REGISTRATION STATEMENT ON FORM N-14 PURSUANT TO RULE 497(B) ON SEPTEMBER 9, 1996, (ACCESSION #0000922423-96-000480) AND IT IS HEREBY INCORPORATED BY REFERENCE. THE REGISTRANT HAS NOT AMENDED
ITS PROSPECTUS/PROXY STATEMENT.

Item No.             Item Caption                  Prospectus Caption
--------             ------------                  ------------------

 1.      Beginning of Registration Statement      Cross Reference Sheet;
         and Outside Front Cover Page of          Front Cover Page.
         Prospectus

 2.      Beginning and Outside Back Cover
         Page of Prospectus                       Back Cover Page.

 3.      Fee Table, Synopsis                      Synopsis; Risk Factors;
         Information and Risk Factors             Comparison of Fees and
                                                  Expenses.

 4.      Information About the Transaction        Reasons for the
                                                  Transaction; Synopsis;
                                                  Information about the
                                                  Transaction.

 5.      Information About the Registrant         Synopsis; Comparison of
                                                  the Funds' Investment
                                                  Objectives and
                                                  Policies; Information
                                                  about the Funds;
                                                  Additional Information.

 6.      Information About the Company            Synopsis; Comparison of
         Being Acquired                           the Funds' Investment
                                                  Objectives and
                                                  Policies; Information
                                                  about the Funds;
                                                  Additional Information.


 7.      Voting Information                       Information Relating to
                                                  Voting Matters.

 8.      Interest of Certain Persons and          Inapplicable.
         Experts

Item No.             Item Caption                  Prospectus Caption
--------             ------------                  ------------------

 9.      Additional Information Required          Inapplicable.
         for Reoffering by Persons Deemed
         to be Underwriters

PART B

THE REGISTRANT HAS FILED THE INFORMATION REQUIRED IN THE PROSPECTUS/PROXY STATEMENT IN THE DEFINITIVE FILING OF ITS REGISTRATION STATEMENT ON FORM N-14 PURSUANT TO RULE 497(B) ON SEPTEMBER 9, 1996, (ACCESSION #0000922423-96-000480) AND IT IS HEREBY INCORPORATED BY REFERENCE. THE REGISTRANT HAS NOT AMENDED
ITS PROSPECTUS/PROXY STATEMENT.

 N-14                                              Statement of Additional
Item No.       Item Caption                        Information Caption
--------       ------------                        -------------------

10.      Cover Page                                Cover Page.

11.      Table of Contents                         Cover Page.

12.      Additional Information About
         the Registrant                            Statement of Additional
                                                   Information of Gintel
                                                   Fund dated May 1, 1996.

13.      Additional Information About
         the Company Being Acquired                Inapplicable.

14.      Financial Statements                      Statement of Additional
                                                   Information of Gintel
                                                   Fund, which
                                                   incorporates the
                                                   audited annual
                                                   financial statements of
                                                   Gintel Fund and Gintel
                                                   ERISA Fund, as of
                                                   December 31, 1995 and
                                                   the unaudited financial
                                                   statements and pro
                                                   forma combined
                                                   financial statements of
                                                   Gintel ERISA Fund and
                                                   Gintel Fund, as of June
                                                   30, 1996.


PART C
 N-14
ITEM NO.     ITEM CAPTION                          PART C CAPTION
--------     ------------                          --------------

15.      Indemnification                           Indemnification.

16.      Exhibits                                  Exhibits.

17.      Undertakings                              Undertakings.

                                EXPLANATORY NOTE

THE PURPOSE OF THIS FILING IS SOLELY TO FILE AN OPINION OF KRAMER, LEVIN, NAFTALIS & FRANKEL SUPPORTING THE TAX CONSEQUENCES OF THE REORGANIZATION AS UNDERTAKEN IN PRE-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT ON FORM N-14 AS FILED ELECTRONICALLY ON AUGUST 27, 1996, ACCESSION NUMBER 0000922423-96-000444. THE PROSPECTUS/PROXY STATEMENT AND STATEMENT OF ADDITIONAL INFORMATION HAVE NOT BEEN AMENDED AND ARE INCORPORATED BY REFERENCE HEREIN IN THEIR ENTIRETY.

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                   GINTEL FUND
                                     PART C

Item 15.  Indemnification.

         Reference  is  hereby  made  to  Article   VIII  of  the   Registrant's
Declaration Trust.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 16.  Exhibits.

Exhibit No.        Description
-----------        -----------

EX-99.1            Agreement and Declaration of Trust.(1)

EX-99.2            By-Laws.(1)

EX-99.3            Inapplicable.

EX-99.4            Form of Agreement and Plan of Reorganization.(2)

EX-99.5            Inapplicable.

EX-99.6            Investment Advisory Agreement.(1)

EX-99.7            Distribution Agreement.(1)

EX-99.9(a)         Custodian Agreement.(1)

EX-99.9(b)         Transfer Agency Agreement.(1)

EX-99.11(a)        Opinion of Kramer, Levin, Naftalis & Frankel as to
                   the legality of the securities being issued.(1)

EX-99.11(b)        Opinion of Peabody & Brown as to the legality of
                   the securities being issued.(1)

EX-99.12 Opinion of Kramer, Levin, Naftalis & Frankel as to tax consequences.

EX-99.13           Inapplicable.

EX-99.14           Consent of Richard A. Eisner & Company, LLP.(1)

EX-99.15           Inapplicable.

EX-99.16           Powers of Attorney.(3)

EX-99.17(a)        The   Registrant's   declaration   to   register   an
                   indefinite  number of shares  pursuant  to Rule 24f-2
                   under the Investment Company Act of 1940.(4)

EX-99.17(b)        Prospectus and Statement of Additional Information
                   of Gintel Fund including audited financial statements as of December 31, 1995.(5)

EX-99.17(c)        Audited financial statements of Gintel ERISA Fund
                   as of December 31, 1995.(6)

EX-99.17(d)        Unaudited financial statements as of June 30, 1996
                   for Gintel Fund and Gintel ERISA Fund.(1)

---------------

     (1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant (File No. 333-09227) as filed electronically with the Securities and Exchange Commission on August 27, 1996, accession number 0000922423-96-000444.

     (2) Incorporated herein by reference to the definitive filing of the Registration Statement on Form N-14, pursuant to Rule 497(b) (File No. 333-09227), as filed electronically with the Securities and Exchange Commission on September 9, 1996, accession number 0000922423-96-000480.

     (3) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 2-70207) filed on June 5, 1981.

     (4) Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant electronically filed its Rule 24f-2 Notice for its fiscal year ended December 31, 1995 on February 23, 1996, accession number 0000922423-96-000072.

     (5) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Registrant (File No. 2-70207) as filed electronically with the Securities and Exchange Commission on April 30, 1996, accession number 0000950123-96-001954.

     (6) Incorporated herein by reference to Part B of Post- Effective Amendment No. 16 to the Registration Statement on Form N-1A of the Registrant (File No. 2- 74268) as filed electronically with the Securities and Exchange Commission on May 1, 1996, accession number 0000950123-96-001955.

Item 17.  Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf in the City of Greenwich in the State of Connecticut on the 30th day of September, 1996.

                                 GINTEL FUND


                                 By:/s/ Robert M. Gintel
                                    ----------------------------
                                        Robert M. Gintel
                                        Chairman of the Board

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


Signatures                                           Title                                       Date
----------                                           -----                                       ----
/s/ Robert M. Gintel                         Chief Executive Officer, Chairman of the          September 30, 1996
-------------------------------              Board and Trustee (Principal Executive
Robert M.Gintel                              Officer)




                    *                        Trustee
-------------------------------
Thomas H. Lenagh


                    *                        Trustee
-------------------------------
Francis J. Palamara


                    *                        Trustee
-------------------------------
Russel R. Taylor


/s/ Stephen G. Stavrides                     President and                                     September 30, 1996
-------------------------------              Treasurer (Principal Financial and
Stephen G. Stavrides                         Accounting Officer)



*By /s/Susan J. Penry-Williams                                                                 September 30, 1996
    -------------------------------
Susan J. Penry-Williams,
Attorney-in-fact, pursuant to
powers of attorney previously filed
with the Securities and Exchange
Commission

                                INDEX TO EXHIBITS

Exhibit Number

EX-99.12              Opinion of Kramer, Levin, Naftalis & Frankel